Trade and other receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 39,334	$ 34,717
Lease receivables, current	206	228
Other receivables, current	9,737	8,240
Amounts due from joint ventures and associates, current	2,722	1,048
Prepayments and deferred charges, current	14,511	8,975
Total, current	66,510	53,208
Lease receivables, non-current	1,090	1,285
Other receivables, non-current	3,247	3,761
Amounts due from joint ventures and associates, non-current	423	499
Prepayments and deferred charges, non-current	2,160	1,520
Total, non-current	6,920	7,065
Current income tax receivable	363	550
Non-current income tax receivable	$ 469	$ 366